BUSINESS ACQUISITIONS (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisitions Details Abstract
Checking and cash equivalents	$ 51,500
Intellectual Property and Software Code	68,500
Intangible Asset-Goodwill	132,000
Purchase Price	$ 252,000